INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 127,301	$ 105,331	$ 142,900
Non-PRC	2,341	(21,976)	(5,158)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 129,642	$ 83,355	$ 137,742